Earnings Per Share (Policies)	9 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share, FASB ASC Topic 260
ASC Topic 260, Earnings Per Share, requires the presentation of basic and diluted earnings per share. Basic earnings per share is calculated based on the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share is calculated to include any dilutive effect of our common stock equivalents. Our common stock equivalents consist of stock options, non-vested shares of common stock, stock-settled phantom stock units, restricted stock units, and warrants. The dilutive effect of the stock options, non-vested shares of common stock, stock-settled phantom stock units, restricted stock units and warrants is calculated using the treasury-stock method. When calculating the 2014 diluted earnings per share, we also considered the impact of the 2.625% Convertible Senior Notes which matured on December 1, 2014 (2014 Notes). The dilutive effect of the 2014 Notes is calculated by applying the “if-converted” method. This assumes an add-back of interest, net of income taxes, to net income as if the securities were converted at the beginning of the period.